Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Litman Gregory Masters Smaller Companies Fund (Prospectus Summary) | Litman Gregory Masters Smaller Companies Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Litman Gregory Masters Smaller Companies Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Litman Gregory Masters Smaller Companies Fund (the "Smaller Companies Fund") seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Smaller Companies Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Smaller Companies Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Smaller Companies Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Smaller Companies Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Smaller Companies Fund's performance. During the most recent fiscal year, the Smaller Companies Fund's portfolio turnover rate
		was 125.18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.18%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Smaller Companies Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Smaller Companies Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Smaller Companies Fund's operating expenses remain the
		same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the Smaller
Companies Fund, believes that it is possible to identify investment managers who, over a market cycle, will deliver superior returns relative to their peer groups. Litman Gregory also believes that most stock pickers have a few select stocks in which they have a particularly high degree of confidence. In the case of certain skilled stock pickers, Litman Gregory believes a portfolio of their
"highest confidence" stocks will outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the Smaller Companies Fund's strategy is to engage a number of proven managers as sub-advisors (each a "manager" or "sub-advisor'), with each manager investing in the securities of smaller companies that it believes have strong appreciation potential. Under normal conditions, each sub-advisor manages a portion of the Smaller Companies Fund's assets by independently managing a portfolio typically composed of between 8 and 15 stocks. Under normal market conditions, the Smaller Companies Fund invests at least 80% of its net assets in securities of small- and mid-sized U.S.
companies. The managers have limited flexibility to invest in the securities of foreign companies, including emerging markets (up to 15% of the Smaller
Companies Fund's net assets may be invested in foreign securities). By executing this strategy, the Smaller Companies Fund seeks to:

·  combine the efforts of several experienced, world-class managers;

·  access the favorite stock-picking ideas of each manager at any point in time;

·  deliver a portfolio that is prudently diversified in terms of stocks
   (typically 50 to 75) and industries while still allowing each manager to run portfolio segments focused on only his favorite stocks; and

·  further diversify across stock-picking styles by including managers with a variety of stock-picking disciplines.

Litman Gregory defines a "smaller company" as one whose market capitalization falls below the market capitalization of the largest company in the Russell
2500® Index which, as of March 31, 2012, was $11.0 billion. The Russell 2500®
Index measures the performance of 2,500 small- and mid-sized companies with market capitalizations averaging $3.0 billion as of March 31, 2012. Generally,
Litman Gregory believes the majority of the Smaller Companies Fund's holdings will typically fall within the range of the Russell 2000® Index, but the Smaller
Companies Fund has the flexibility to hold mid-sized companies if the managers believe that holding these companies will lead to higher overall returns. As of
March 31, 2012, the largest company in the Russell 2000® Index had a market capitalization of $5.7 billion.

Generally, a security may be sold: (1) if the manager believes the security's market price exceeds the manager's estimate of intrinsic value; (2) if the manager's view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found;
(4) if general market conditions trigger a change in the manager's assessment criteria; or (5) for other portfolio management reasons. The Smaller Companies
		Fund's investment managers may trade its portfolio frequently.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investment in stocks exposes shareholders of the Smaller Companies Fund to the risk of losing money if the value of the stocks held by the Smaller Companies
Fund declines during the period an investor owns shares in the Smaller Companies
Fund. The following risks could affect the value of your investment:

·  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual's investment will fluctuate daily in response to the performance of the individual stocks held in the Smaller Companies Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Smaller Companies
   Fund.

·  Smaller Companies Risk. The Smaller Companies Fund may invest a portion of its assets in the securities of small- and, at times, mid-sized companies. Securities of small-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because small companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

·  Foreign Company and Emerging Markets Risk. The Smaller Companies Fund may
   invest a portion of its assets in securities of companies based outside of the
   United States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.

·  Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the Smaller Companies Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Smaller Companies Fund's shareholders.

·  Multi-Style Management Risk. Because portions of the Smaller Companies Fund's assets are managed by different portfolio managers using different styles, the
   Smaller Companies Fund could experience overlapping security transactions.
   Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment
		management style.
Risk, Lose Money	rr_RiskLoseMoney	Investment in stocks exposes shareholders of the Smaller Companies Fund to the risk of losing money if the value of the stocks held by the Smaller Companies Fund declines during the period an investor owns shares in the Smaller Companies Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Smaller Companies Fund. The bar chart shows changes in the performance of the Smaller Companies Fund's Institutional Class shares from year to year. The table below shows how the Smaller Companies Fund's average annual returns for the 1-year, 5-year and since inception periods compare to those of a broad-based market index and secondary index. Past performance, before and after taxes, does not necessarily indicate how the Smaller Companies Fund will perform in the future. Updated performance information is available on the Smaller
		Companies Fund's website at www.mastersfunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Smaller Companies Fund. The bar chart shows changes in the performance of the Smaller Companies Fund's Institutional Class shares from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.mastersfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, does not necessarily indicate how the Smaller Companies Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Litman Gregory Masters Smaller Companies Fund - Institutional Class Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown above, the highest and lowest quarterly returns earned by the Smaller Companies Fund were:

Highest:           31.77%         Quarter ended June 30, 2009

		Lowest: -28.14% Quarter ended December 31, 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Smaller Companies Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Smaller Companies Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Smaller Companies Fund, a tax deduction is provided that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The Smaller Companies Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Smaller Companies Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment. The "Return After
Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the
		Smaller Companies Fund, a tax deduction is provided that benefits the investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Litman Gregory Masters Smaller Companies Fund (Prospectus Summary) | Litman Gregory Masters Smaller Companies Fund | Russell 2000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003
Litman Gregory Masters Smaller Companies Fund (Prospectus Summary) | Litman Gregory Masters Smaller Companies Fund | Lipper Small-Cap Core Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003
Litman Gregory Masters Smaller Companies Fund (Prospectus Summary) | Litman Gregory Masters Smaller Companies Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.14%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Annual Return 2004	rr_AnnualReturn2004	21.01%
Annual Return 2005	rr_AnnualReturn2005	5.29%
Annual Return 2006	rr_AnnualReturn2006	9.67%
Annual Return 2007	rr_AnnualReturn2007	1.64%
Annual Return 2008	rr_AnnualReturn2008	(44.81%)
Annual Return 2009	rr_AnnualReturn2009	50.57%
Annual Return 2010	rr_AnnualReturn2010	22.26%
Annual Return 2011	rr_AnnualReturn2011	0.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.14%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003
Litman Gregory Masters Smaller Companies Fund (Prospectus Summary) | Litman Gregory Masters Smaller Companies Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003
Litman Gregory Masters Smaller Companies Fund (Prospectus Summary) | Litman Gregory Masters Smaller Companies Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003